AOMT 2023-4 ABS-15G

Exhibit 99.44

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
2023040358			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040360			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040361			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2023040357			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040364			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2023040362			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2023040356			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040359			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040363	D	A	A	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	XXX	Resolved-CDA received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. cda uploaded herewith - Seller-XXX
Counter-third-party appraisal review product (Desk Review/CDA) is missing. - Due Diligence Vendor-XXX
Ready for Review-DSCR PROGRAM - INCOME FROM BORROWER NOT USED.  INCOME FROM PROPERTY IS USED - Seller-XXX
Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. cda uploaded herewith - Seller-XXX Ready for Review-DSCR PROGRAM - INCOME FROM BORROWER NOT USED. INCOME FROM PROPERTY IS USED - Seller-XXX	Resolved-CDA received. - Due Diligence Vendor-XXX	Borrower XXX Has Stable Job Time Of Five (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of Five (XXX) Or More Years At Current Job - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040366	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	XXX	Resolved-Client provided PCCD showing the lender credit of XXX back on pages XXX and XXX of the PCCD. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. post closing cd provided to show appraisal paid is a lender credit - Seller-XXX
Counter-Please provide PCCD showing lender credit on page XXX - Due Diligence Vendor-XXX
Ready for Review-what does it matter if the appraisal fee disclosed is now higher, when we are giving the FULL amount borrower paid back as a lender credit?  We are not obligated to do this, we graciously give them the money back they paid and the full amount they paid. - Seller-XXX
Counter-If promotion exists for appraisal fee to be returned back to the borrower, then CD should still show the credit on the final CD but, as of the closing CD on XXX, the borrower paid the XXX appraisal fee before close and no lender credit or XXX in paid by others exists.   - Due Diligence Vendor-XXX
Ready for Review-lender credit is for appraisal fee that borrower paid.  XXX has a promotion that at closing, we will give them back appraisal fee they paid - Seller-XXX
Open-This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXX (e)(XXX)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX (e)(XXX)(i). This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX (e)(1)(i). On Revised CD dated XXX on pg XXX it appears that there was a XXX non specific lender credit added. Then on the final CD dated XXX pg XXX it appears that the credit was decreased to XXX - Due Diligence Vendor-XXX
Open-This loan failed the lender credits that cannot decrease test. ( XXX CFR XXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXX (e)(XXX)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX (e)(XXX)(i). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. post closing cd provided to show appraisal paid is a lender credit - Seller-XXX
 Ready for Review-what does it matter if the appraisal fee disclosed is now higher, when we are giving the FULL amount borrower paid back as a lender credit?  We are not obligated to do this, we graciously give them the money back they paid and the full amount they paid. - Seller-XXX
 Ready for Review-lender credit is for appraisal fee that borrower paid.  Greenbox has a promotion that at closing, we will give them back appraisal fee they paid - Seller-XXX
Resolved-Client provided PCCD showing the lender credit of XXX back on pages XXX and XXX of the PCCD. - Due Diligence Vendor-XXX	Borrower XXX Has Stable Job Time Of Five (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of Five (XXX) Or More Years At Current Job - XXX Years
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Borrower XXX Has Stable Time In Profession BY XXX (XXX) Years Or More - Borrower XXX Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040376	D	A	D	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	XXX	Resolved-CDA received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. cda uploaded - Seller-XXX
Counter-Per Guidelines: "An enhanced desk review product, (such as an ARR from XXX or CDA from XXX), from a XXX Approved AMC is required on all transactions. " - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. FLOOD CERT AND NO XXX RD PARTY VERIF NEEDED ON DSCR PROGRAM - Seller-XXX
Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. cda uploaded - Seller-XXX Ready for Review-Document Uploaded. FLOOD CERT AND NO XXX RD PARTY VERIF NEEDED ON DSCR PROGRAM - Seller-XXX	Resolved-CDA received. - Due Diligence Vendor-XXX	Twenty-Four (XXX) Months Housing History Reviewed With No Late Payments - XXX (XXX) Months Housing History Reviewed With No Late Payments
Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040376	D	A	D	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	XXX	Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Flood Certificate - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX	Twenty-Four (XXX) Months Housing History Reviewed With No Late Payments - XXX (XXX) Months Housing History Reviewed With No Late Payments
Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040372			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040370	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	XXX	Resolved-The Final XXX has been provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. FINAL XXX - Seller-XXX Open-The Final XXX is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. FINAL XXX - Seller-XXX	Resolved-The Final XXX has been provided at resubmission. - Due Diligence Vendor-XXX	Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By Five Percent (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
XXX (XXX) Months Housing History Reviewed With No Late Payments -XXX (XXX) Months Housing History Reviewed With No Late Payments
																									Low Credit Usage Ratio Of XXX Percent (XXX) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX) Or Less - Credit Line Usage Ratio equals XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040371			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040374			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2023040368			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040369			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040373			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2023040375			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2023040377			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040380			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040381			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040384			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040378	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	XXX	Resolved-Final XXX provided at resubmission. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The Final XXX is Missing Final XXX is missing from file - Due Diligence Vendor-XXX
																						Open-The Final XXX is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Final XXX provided at resubmission. - Due Diligence Vendor-XXX			XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040378	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	XXX	Resolved-Borrower XXX Executed XXX-T provided at resubmission. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																						Open-Borrower XXX Executed XXX-T Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Borrower XXX Executed XXX -T provided at resubmission. - Due Diligence Vendor-XXX			XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040378	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	XXX	Resolved-Initial Escrow Account Disclosure is Resolved, Received Initial Escrow Account Disclosure - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Initial Escrow Account Disclosure is Missing Initial Escrow Account Disclosure is Missing from file - Due Diligence Vendor-XXX
																						Open-Initial Escrow Account Disclosure is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Initial Escrow Account Disclosure is Resolved, Received Initial Escrow Account Disclosure - Due Diligence Vendor-XXX			XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040385			D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	XXX	Resolved-Flood Certificate provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Flood Certificate - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Flood Certificate provided at resubmission. - Due Diligence Vendor-XXX			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040379			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2023040386			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040383			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040382			D	A	A	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	XXX	Resolved-Received CDA - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-XXX rd party product missing from loan file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received CDA - Due Diligence Vendor-XXX			XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
2023040365			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2023040367	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Right to Rescind	XXX	Resolved-This loan failed the TILA right of rescission test.

Closed-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR §XXX(a)(XXX) ), Open-end (XXX CFR §XXX(a)(XXX) , transferred from XXX CFR XXX(a)(XXX) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. **Received copy of PCCD  - Due Diligence Vendor-XXX
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR §XXX(a)(XXX) ), Open-end ( XXX CFR §XXX (a)(XXX) , transferred from  XXX CFR §XXX (a)(XXX) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the TILA right of rescission test.

Closed-end ( XXX CFR §XXX(a)(3) , transferred from  XXX CFR XXX(a)(XXX) ), Open-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR XXX(a)(XXX) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. **No PCCD or Funding worksheet found with date after the Rescission date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-This loan failed the TILA right of rescission test.

Closed-end ( XXX CFR §XXX(a)(3) , transferred from  XXX CFR §XXX(a)(XXX) ), Open-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR §XXX (a)(XXX) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. **Received copy of PCCD  - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA right of rescission test.

Closed-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR §XXX(a)(XXX) ), Open-end ( XXX CFR §XXX(a)(XXX) , transferred from  XXX CFR §XXX(a)(XXX) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-XXX
																											XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A